Taxation	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Tax [Abstract]
Taxation
9 Taxation
Taxation charge

	Note	2019 US$m	2018 US$m	2017 US$m
– Current		4,436	3,726	3,270
– Deferred	17	(289)	516	695
Total taxation charge		4,147	4,242	3,965

Prima facie tax reconciliation

	2019 US$m	2018 US$m	2017 US$m
Profit before taxation	11,119	18,167	12,816
Deduct: share of profit after tax of equity accounted units	(301)	(513)	(339)
Parent companies' and subsidiaries' profit before tax	10,818	17,654	12,477

Prima facie tax payable at UK rate of 19% (2018: 19%; 2017: 19%)	2,055	3,354	2,371
Higher rate of taxation on Australian underlying earnings	1,495	1,106	1,069
Impact of items excluded in arriving at underlying earnings(a):
– Impairment charges(b)	340	—	10
– Net gains and losses on consolidation and disposal of interests in businesses	55	(251)	(123)
– Exchange and gains/losses on derivatives	(22)	32	(48)
– Losses from increases to closure estimates (non-operating and fully impaired sites)	—	30	—
– Gain relating to surplus land at Kitimat	—	(81)	—
– Changes in corporate tax rates in the US and France(c)	—	—	439
– Tax charge relating to expected divestments(d)	—	—	202
– Other exclusions	38	—	14
Impact of changes in tax rates and laws	1	47	21
Other tax rates applicable outside the UK and Australia on underlying earnings	(110)	(47)	(92)
Resource depletion and other depreciation allowances	(57)	(46)	(33)
Recognition of previously unrecognised deferred tax assets	—	—	(40)
Write-down of previously recognised deferred tax assets(e)	42	13	160
Other items(f)	310	85	15
Total taxation charge(g)	4,147	4,242	3,965

(a)	The impact for each item includes the effect of tax rates applicable outside the UK.

(b)	The tax impact of impairment includes the write-down of deferred tax assets in respect of prior year tax losses in Mongolia and recognition of deferred tax on impaired assets. Refer to note 6.

(c)	In 2017, deferred tax assets were re-measured to reflect lower corporate income tax rates in the US and France as a result of tax legislation changes substantively enacted in December 2017.

(d)	In 2017, deferred tax assets were derecognised as a result of revised profit forecasts in France due to expected divestments of Dunkerque and ISAL. The Dunkerque divestment completed in 2018.

(e)	The write-down of previously recognised deferred tax assets in 2017 primarily relates to a reduction in recognised deferred tax assets on brought forward losses in Grasberg.

(f)
Other items include non-deductible costs and withholding taxes, and various adjustments to provisions for taxation of current and prior periods, the most significant of which relate to transfer pricing matters, including issues under discussion with the Australian Tax Office.

(g)
This tax reconciliation relates to the Group’s parent companies, subsidiaries and joint operations. The Group’s share of profit of equity accounted units is net of tax charges of US$190 million (2018: US$273 million; 2017: US$191 million).

	2019 US$m	2018 US$m	2017 US$m
Tax on fair value movements:
– Cash flow hedge fair value gains	(6)	(54)	(1)
Tax credit/(charge) on actuarial gains and losses on post-retirement benefit plans	83	(271)	(12)
Adjustments to deferred tax on post-retirement benefit plans due to changes in corporate tax rates in the US and France	—	—	(140)
Tax relating to components of other comprehensive income/(loss) for the year(a)	77	(325)	(153)

(a)	This comprises a deferred tax credit of US$77 million (2018: charge of US$325 million; 2017: charge of US$153 million) and a current tax charge of US$nil (2018: US$nil 2017: US$nil (see note 17).